Stockholder's Equity - Additional Information (Detail) - $ / shares	Dec. 31, 2025	Jun. 06, 2025
Class of Stock [Line Items]
Common stock, shares authorized	100
Common stock, par or stated value per share	$ 1
Common stock, shares, issued	100
Stock Subscription Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100
Common stock, par or stated value per share		$ 1
Common stock, shares, issued		100